Equity - Additional Information (Detail)										10 Months Ended	12 Months Ended
	Sep. 28, 2021 MXN ($)	Sep. 14, 2021 MXN ($) $ / shares	May 28, 2021 MXN ($)	[1]	Apr. 27, 2021 MXN ($) $ / shares shares	Nov. 20, 2019 MXN ($) $ / shares	Aug. 29, 2019 MXN ($) $ / shares	May 17, 2019 MXN ($)	Apr. 23, 2019 MXN ($) $ / shares	Dec. 31, 2021 MXN ($) shares	Dec. 31, 2021 MXN ($) Vote Director Member	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Jul. 01, 2020 MXN ($)	Apr. 25, 2018 MXN ($)
Disclosure Of Equity [Line Items]
Percentage of acquisition, nominations and compensation corresponding to operating committee members											20.00%
Dividend payment per share | $ / shares						$ 4.21	$ 4.21		$ 8.42
Dividend payment						$ 2,212,673,000	$ 2,212,673,000
Canceled Reserve for repurchase of shares					$ 1,550,000,000				$ 1,250,000,000					$ 1,550,000,000
Reserve for repurchase of shares		$ 2,000,000,000								$ 5,531,292,000	$ 5,531,292,000	$ 3,283,374,000	$ 3,283,374,000
Capital reduction per share | $ / shares		$ 7.80			$ 3.823095061582				$ 3.03
Capital reduction	$ 4,014,701,000		$ 2,000,000,000					$ 1,592,494,000			$ 6,014,701,000		1,592,494,000
Cancellation of repurchase of shares, shares | shares					35,424,453
Description of legal reserves											General Corporate Law requires that at least 5% of the unconsolidated net income of the year, be transferred to the legal reserve until the reserve equals 20% of capital stock at par value (nominal pesos).
Legal reserve										1,592,551,000	$ 1,592,551,000	$ 1,592,551,000	$ 1,592,551,000
Percentage of legal reserve											934.70%	25.70%	25.70%
Maximum amount of repurchase shares											$ 5,531,292,000
Repurchase of shares										$ 3,000,037,000	(3,000,037,000)
Remaining Shares on repurchased											$ 2,531,255,000
Number of shares repurchased | shares										13,273,970
Non-Mexican and individual shareholders [Member]
Disclosure Of Equity [Line Items]
Additional income tax on dividend											10.00%
Top of Range [Member]
Disclosure Of Equity [Line Items]
Reserve for repurchase of shares		$ 3,000,000,000			$ 3,000,000,000				$ 1,550,000,000					$ 1,550,000,000	$ 1,250,000,000
Series BB common stock [Member]
Disclosure Of Equity [Line Items]
Percentage of common stock											15.00%
Number of directors | Director											4
Series B And BB Common Stock [Member]
Disclosure Of Equity [Line Items]
Number of vote per share | Vote											1
Maximum percentage of common stock											10.00%
Percentage of not having voting rights											10.00%
Series B common stock [Member]
Disclosure Of Equity [Line Items]
Percentage of common stock											10.00%
Number of directors | Director											11
Percentage of voting rights											10.00%
Right to appoint members number | Member											7
Number of members elected to the board of directors at a Shareholders' Meeting | Member											1

[1]	3.823095061582